Segment information	12 Months Ended
Dec. 31, 2017
Operating Segments [Abstract]
Segment information
23 Segment information
The Company operates in a single operating segment, being the biopharmaceutical segment.
Geographical information
Revenues by geographical area are detailed as follows:

	Years ended December 31,
	2017	2016	2015
	$	$	$
United States	452	410	217
China	262	249	302
Singapore	—	101	—
British Virgin Islands	206	100	—
Switzerland	—	—	312
Other	3	51	45
	923	911	876
Amounts presented:
Within discontinued operations	—	—	331
Within continuing operations	923	911	545
	923	911	876

Revenues have been allocated to geographic regions based on the country of residence of the Company's external customers or licensees.
Non-current assets* by geographical area are detailed as follows:

	December 31,
	2017	2016
	$	$
Germany	8,792	7,793
United States	2	2
Canada	10	32
	8,804	7,827
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*	Non-current assets include property, plant and equipment, identifiable intangible assets and goodwill.
Major customers representing 10% or more of the Company's revenues in each of the last three years are as follows:

	Years ended December 31,
	2017	2016	2015
	$	$	$
Company 1*	—	—	312
Company 2	—	20	217
Company 3	262	249	302
Company 4	323	222	—
Company 5	129	167	—
Company 6	—	101	—
Company 7	206	100	—
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*Related to Cetrotide® (discontinued operations).